Related Party Balances and Transactions (Details) - Guangzhou Jiatu Culture Media Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Balances and Transactions (Details) [Line Items]
Consulting fee prepayment	$ 132,345
Balance due from related party	$ 132,345